Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Loans and Borrowings [Abstract]
Schedule of loans and borrowing
	Annual Interest Rate	Maturity (Months)	As of December 31, 2021	As of December 31, 2022

Short-term borrowings:
China CITIC Bank	4.70%	March,2023	27,000,000	27,000,000
Bank of Ningbo	4.80%	December, 2023	50,000,000	34,000,000
Bank of China	3.75%	August, 2023	-	5,000,000
PingAn Bank	9.00%	April,2023	-	1,000,000
Webank	12.24%	April,2023	-	500,000
Subtotal			77,000,000	67,500,000

Long term loans and borrowings, current:
Haier Financial Leasing Co. LTD (1)	7.16%	April,2024	-	2,500,000
Tianjin Jincheng Bank Co., LTD	14.40%	March,2024	-	1,425,000
Subtotal			-	3,925,000

Long term loans and borrowings, non-current:
Haier Financial Leasing Co. LTD (1)	7.16%	April,2024	-	1,250,000
Tianjin Jincheng Bank Co., LTD	14.40%	March,2024	-	356,250
Subtotal			-	1,606,250

Total			77,000,000	73,031,250

(1)	During the year ended December 31, 2022, the Group sold certain equipment to Haier Financial Leasing Co. LTD (the “purchaser-lessor”) and simultaneously entered into contracts to lease back these assets from the purchaser-lessor for two years. Pursuant to the terms of the contracts, the Group is required to pay lease payments to the purchaser-lessor quarterly over the contract periods and is entitled to obtain the ownership of these equipment at a nominal price upon the expiration of the leases. Through the leaseback, the Group substantially retains all of the benefits and risks incident to the ownership of the equipment sold and the Group does not transfer the control of the asset to the purchaser-lessor. Therefore, the lease transaction did not qualify as sale-leaseback transaction. Accordingly, the Group identified the transaction as financing arrangement and recorded as borrowings.